Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,960,000.00
Previously Paid Amount	0.00
Total Fee Amount	684.98
Total Offset Amount	0.00
Net Fee	684.98
Narrative - Max Aggregate Offering Price	$ 4,960,000.00
Final Prospectus	true